SCHEDULE OF PERCENTAGE OF TOTAL REVENUE (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Customer A [Member]
Product Information [Line Items]
Revenue percentage	59.70%		31.40%
Customer B [Member]
Product Information [Line Items]
Revenue percentage	24.30%		40.60%
Customer C [Member]
Product Information [Line Items]
Revenue percentage		[1]	11.10%
Customer D [Member]
Product Information [Line Items]
Revenue percentage			10.40%
Customer E [Member]
Product Information [Line Items]
Revenue percentage		[1]		[1]	100.00%
Customer H [Member]
Product Information [Line Items]
Revenue percentage	11.20%

[1]	less than 10%